Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Accounts Receivable, Allowance for Credit Loss			$ 0
Accounts Receivable, Allowance for Discounts		$ 640	1,778	$ 1,301
Accounts Receivable, Allowance for Pricing Chargebacks		1,182	1,212	$ 1,206
Defined Contribution Plan, Cost		700
Business Combination, Contingent Consideration, Change in Contingent Consideration, Liability, Increase (Decrease)		(0)	(578)
Business Combination, Contingent Consideration, Liability			0
Employee Retention Credit		3,759	0
Employee Retention Credit, Vendor Fee	$ 400
Other Noncurrent Liabilities [Member]
Employee Retention Credit	$ 3,800	$ 3,800
Neos Plan [Member] | First Three Percent Contribution By Employees [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match		100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		3.00%
Neos Plan [Member] | Next Four Percent and Five Percent Contribution By Employees [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match		50.00%
Neos Plan [Member] | Next Four Percent Contribution By Employees [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		4.00%
Neos Plan [Member] | Next Five Percent Contribution By Employees [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		5.00%
Minimum [Member]
Accounts Receivable, Credit Terms (Day)		30 days
Maximum [Member]
Accounts Receivable, Credit Terms (Day)		60 days
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)		2 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)		7 years
Immaterial Error Correction of Prepaid Expenses from Current Asset to Noncurrent Asset [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
Prepaid Expense, Current			$ (1,800)